Net finance costs	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Net finance costs
15. Net finance cost

	2022	2021
	$	$
Finance income
Interest on advances to third parties and interest income	(13,694)	(2,859)

Finance cost
Interest on loans and borrowings (excluding lease liabilities)	26,186	16,380
Change in fair value of share repurchase liability	(5,710)	—
Interest expense on lease liabilities	573	382
Other interest expense	1,792	117
	22,841	16,879

Net finance cost	9,147	14,020